Convertible Notes and Interest Notes:	9 Months Ended
Sep. 30, 2015
Convertible Notes and Interest Notes: [Abstract]
Convertible Notes and Interest Notes:

Note 11.    Convertible Notes and Interest Notes:

In the fourth quarter of 2012, the Company restructured $85.4 million aggregate principal amount of Old Notes (the "2012 Restructuring"). Holders of an aggregate principal amount of $84.4 million of Old Notes elected to participate in the 2012 Restructuring and $1.0 million of Old Notes declined to participate. Pursuant to the 2012 Restructuring, the Company paid $16.9 million cash, issued 12,412,501 Class A common shares, issued notes with a face value of $25.3 million (the "Modified Notes") and issued CVR's totaling 5.468% of any future proceeds, net of certain deductions (including income tax calculation and the payment of current obligations of the Company), actually received by the Company with respect to the Brisas Arbitration proceedings and/or disposition of the Brisas Project Technical Mining Data.

 During the second quarter of 2014, the Company extended the maturity date of its $25.3 million Modified Notes from June 29, 2014 to December 31, 2015 and issued $12 million of additional notes ("New Notes") also maturing December 31, 2015. $19.2 million of the Modified Notes and $8 million of the New Notes were issued to affiliated funds which exercised control or direction over more than 10% of the Company's common shares prior to the transactions and as a result, those portions of the transactions were considered to be related party transactions. The Modified Notes were amended to be consistent with the terms of the New Notes. The Company also has outstanding $1.0 million notes issued in May 2007 (Old Notes) with a maturity date of June 15, 2022. The Old Notes bear interest at a rate of 5.50% per year, payable semiannually in arrears on June 15 and December 15 and, subject to certain conditions, may be redeemed, repurchased or converted into Class A common shares of the Company at a conversion price of $7.54 per common share.

The New Notes and the Modified Notes (as amended from the date of closing) (the "Notes") bear interest at a rate of 11% per year, which will be accrued quarterly, issued in the form of a note (Interest Notes) payable in cash at maturity. Subject to certain conditions, the outstanding principal of the Notes may be converted into Class A common shares of the Company, redeemed or repurchased prior to maturity. The Notes mature on December 31, 2015 and are convertible, at the option of the holder, into 285.71 Class A common shares per $1,000 (equivalent to a conversion price of $3.50 per common share) at any time upon prior written notice to the Company. The Company paid, in the case of the New Notes, a fee of 2.5% of the principal in the form of an original issue discount and in the case of the Modified Notes, a cash extension fee of 2.5% of the principal.

The Notes are senior unsecured, equal in rank and subject to certain terms including: (1) the technical data related to the development of the Brisas Project that was compiled by the Company and any award related to the Brisas Arbitration may not be pledged without consent of holders comprising at least 75% in principal amount of Notes; (2) the Company may not incur any additional indebtedness that ranks senior to or pari passu with the Notes in any respect without consent of holders comprising at least 75% in principal amount of Notes; (3) each Noteholder will have the right to participate, on a pro rata basis based on the amount of equity it holds, including equity issuable upon conversion of convertible securities, in any future equity or debt financing; (4) the Notes shall be redeemable on a pro rata basis, by the Company at the Noteholders' option, at a price equal to 120% of the outstanding principal balance upon the issuance of a final Arbitration Award, with respect to which enforcement has not been stayed and no annulment proceeding is pending; provided the Company shall only be obligated to make a redemption to the extent net cash proceeds received are in excess of $20,000,000, net of taxes and $13,500,000 to fund accrued and unpaid prospective operating expenses; (5) capital expenditures (including exploration and related activities) shall not exceed $500,000 in any 12-month period without the prior consent of holders of a majority of the Notes; and (6) the Company shall not agree with any of the Noteholders to any amendment or modification to any terms of the Notes, provide any fees or other compensation whether in cash or in kind to any holder of the Notes, or engage in the repurchase, redemption or other defeasance of any Notes without offering such terms, compensation or defeasance to all holders of the Notes on an equitable and pro-rata basis.

Accounting standards require the Company to allocate the convertible notes between their equity and liability component parts based on their respective fair values at the time of issuance. The liability component was computed by discounting the stream of future payments of interest and principal at the prevailing market rate for a similar liability that does not have an associated equity component. The equity portion of the notes was estimated using the residual value method at approximately $6.5 million net of issuance costs. The fair value of the liability component is accreted to the face value of the Notes using the effective interest rate method over the expected life of the Notes, with the resulting charge recorded as interest expense. Extinguishment accounting was used for the Modified Notes resulting in a loss of $0.2 million in the second quarter of 2014 due to the unamortized discount remaining on the notes prior to the restructuring. As of September 30, 2015, the Company had $38.4 million face value convertible notes and $5.6 million face value interest notes outstanding.